Note 24 - Financial Instruments and Related Risk Management (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Value added tax receivables		$ 56,900	$ 29,600
Current value added tax receivables	[1]	41,641	29,637
Working capital		254,400	171,100
Available liquidity		319,400
Available liquidity, undrawn revolving credit facility		65,000
Realised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives		(11,500)	(2,100)
Unrealised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives		(900)	1,000
Derivative financial assets			982
Market risk [member]
Statement Line Items [Line Items]
Interest Rate Risk Sensitivity		0.25%
Foreign currency derivatives [member]
Statement Line Items [Line Items]
Derivative financial assets		$ 0	900
Mexico [member]
Statement Line Items [Line Items]
Non-current value added tax receivables		15,300
Primero Empresa Minera, S.A de C.V. [Member]
Statement Line Items [Line Items]
Current value added tax receivables		$ 37,900	$ 14,200

[1]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.